FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Transamerica Life Insurance Co Separate Account VUL-6

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Transamerica Life Insurance Co Separate Account VUL-6 indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Transamerica Life Insurance Co Separate Account VUL-6 as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

AB Growth and Income Class B Shares	MS VIF Emerging Markets Equity Class I Shares
AB Large Cap Growth Class B Shares	MS VIF Global Strategist Class I Shares
Alger Growth & Income Class I-2 Shares	PIMCO Real Return Administrative Class
BNY Mellon MidCap Stock Initial Shares	TA Aegon Bond Initial Class
BNY Mellon Sustainable U.S. Equity Initial Shares	TA Aegon Sustainable Equity Income Initial Class
BNY Mellon VIF Appreciation Initial Shares	TA Aegon U.S. Government Securities Initial Class
BNY Mellon VIF Opportunistic Small Cap Initial Shares	TA BlackRock Global Real Estate Securities Initial Class
Fidelity® VIP Contrafund® Service Class 2	TA BlackRock Government Money Market Initial Class
Fidelity® VIP Equity-Income Service Class 2	TA BlackRock iShares Edge 40 Initial Class
Fidelity® VIP Index 500 Service Class 2	TA Janus Mid-Cap Growth Initial Class
Franklin Small Cap Value Class 2 Shares	TA JPMorgan Asset Allocation - Conservative Initial Class
Franklin Small-Mid Cap Growth Class 2 Shares	TA JPMorgan Asset Allocation - Growth Initial Class
Invesco V.I. High Yield Series I Shares	TA JPMorgan Asset Allocation - Moderate Initial Class
Janus Henderson - Balanced Service Shares	TA JPMorgan Asset Allocation - Moderate Growth Initial Class
Janus Henderson - Global Research Service Shares	TA JPMorgan Mid Cap Value Initial Class
MFS® Growth Initial Class	TA JPMorgan Tactical Allocation Initial Class
MFS® Investors Trust Initial Class	TA Morgan Stanley Capital Growth Initial Class
MFS® Research Initial Class	TA Small/Mid Cap Value Initial Class
MS VIF Core Plus Fixed Income Class I Shares	TA WMC US Growth Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Transamerica Life Insurance Co Separate Account VUL-6 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Transamerica Life Insurance Co Separate Account VUL-6 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of Transamerica Life Insurance Co Separate Account VUL-6 since 2014.

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Growth and Income Class B Shares	46,141.140	$1,211,184	$1,308,563	$(1)	$1,308,562	30,261	$43.241852	$43.241852
AB Large Cap Growth Class B Shares	28,276.027	1,748,706	1,511,354	(1)	1,511,353	29,323	51.542242	51.542242
Alger Growth & Income Class I-2 Shares	51,361.780	859,632	1,186,971	(4)	1,186,967	28,183	42.116346	42.116346
BNY Mellon MidCap Stock Initial Shares	92,540.689	1,723,943	1,523,220	(4)	1,523,216	33,379	45.633648	45.633648
BNY Mellon Sustainable U.S. Equity Initial Shares	3,849.810	143,909	160,653	-	160,653	4,037	39.799483	39.799483
BNY Mellon VIF Appreciation Initial Shares	34,223.289	1,314,783	1,092,750	-	1,092,750	22,923	47.671057	47.671057
BNY Mellon VIF Opportunistic Small Cap Initial Shares	26,492.304	1,093,177	1,043,532	1	1,043,533	34,127	30.577918	30.577918
Fidelity® VIP Contrafund® Service Class 2	89,107.313	3,106,647	3,255,981	(1)	3,255,980	55,857	58.291834	58.291834
Fidelity® VIP Equity-Income Service Class 2	54,689.856	1,191,835	1,242,007	-	1,242,007	30,825	40.292352	40.292352
Fidelity® VIP Index 500 Service Class 2	14,275.873	4,237,102	5,277,790	5	5,277,795	105,530	50.012381	50.012381
Franklin Small Cap Value Class 2 Shares	139,961.062	2,041,309	1,753,712	(6)	1,753,706	35,754	49.048612	49.048612
Franklin Small-Mid Cap Growth Class 2 Shares	178,564.672	2,839,008	1,876,715	1	1,876,716	45,993	40.804625	40.804625
Invesco V.I. High Yield Series I Shares	141,250.026	751,263	635,625	3	635,628	42,216	15.056554	15.056554
Janus Henderson - Balanced Service Shares	31,528.550	1,234,740	1,339,018	(1)	1,339,017	30,646	43.693060	43.693060
Janus Henderson - Global Research Service Shares	29,295.206	1,220,842	1,418,181	(1)	1,418,180	48,852	29.030213	29.030213
MFS® Growth Initial Class	33,901.442	1,849,664	1,627,947	1	1,627,948	27,698	58.774474	58.774474
MFS® Investors Trust Initial Class	14,102.830	420,369	455,098	-	455,098	9,507	47.868346	47.868346
MFS® Research Initial Class	11,181.925	311,133	310,187	-	310,187	5,962	52.028499	52.028499
MS VIF Core Plus Fixed Income Class I Shares	90,233.470	940,597	762,473	(1)	762,472	38,668	19.718676	19.718676
MS VIF Emerging Markets Equity Class I Shares	94,120.883	1,311,040	1,121,921	-	1,121,921	29,315	38.271057	38.271057
MS VIF Global Strategist Class I Shares	113,233.162	1,136,575	865,101	(2)	865,099	32,795	26.379332	26.379332
PIMCO Real Return Administrative Class	47,435.998	616,354	545,514	(9)	545,505	30,801	17.710489	17.710489
TA Aegon Bond Initial Class	167,506.839	1,917,965	1,537,713	(2)	1,537,711	82,702	18.593442	18.593442
TA Aegon Sustainable Equity Income Initial Class	125,209.169	2,217,375	2,199,925	-	2,199,925	77,971	28.214766	28.214766
TA Aegon U.S. Government Securities Initial Class	49,330.019	542,777	440,517	-	440,517	28,612	15.396230	15.396230
TA BlackRock Global Real Estate Securities Initial Class	78,938.760	894,025	719,921	-	719,921	32,971	21.834978	21.834978
TA BlackRock Government Money Market Initial Class	1,458,971.230	1,458,971	1,458,971	(68)	1,458,903	1,155,804	1.262240	1.262240
TA BlackRock iShares Edge 40 Initial Class	15,113.214	145,402	124,079	-	124,079	6,079	20.412337	20.412337
TA Janus Mid-Cap Growth Initial Class	51,691.012	1,679,698	1,625,682	(3)	1,625,679	38,264	42.485981	42.485981
TA JPMorgan Asset Allocation - Conservative Initial Class	56,551.271	585,736	465,982	1	465,983	22,134	21.052696	21.052696
TA JPMorgan Asset Allocation - Growth Initial Class	676,725.771	7,774,598	6,009,325	12	6,009,337	194,604	30.879829	30.879829
TA JPMorgan Asset Allocation - Moderate Initial Class	71,425.794	788,551	690,687	(1)	690,686	28,405	24.315833	24.315833
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	505,912.633	5,844,397	4,851,702	(2)	4,851,700	177,694	27.303740	27.303740
TA JPMorgan Mid Cap Value Initial Class	28,308.919	454,860	413,876	-	413,876	9,433	43.877615	43.877615
TA JPMorgan Tactical Allocation Initial Class	106,525.150	1,565,676	1,227,170	1	1,227,171	56,641	21.665747	21.665747
TA Morgan Stanley Capital Growth Initial Class	190,997.400	1,958,408	723,880	-	723,880	76,554	9.455833	9.455833
TA Small/Mid Cap Value Initial Class	91,246.544	1,793,782	1,718,172	(1)	1,718,171	73,183	23.477831	23.477831
TA WMC US Growth Initial Class	249,495.682	7,415,933	6,471,918	(7)	6,471,911	118,972	54.398817	54.398817

See accompanying notes.	3

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	Alger Growth & Income Class I-2 Shares Subaccount	BNY Mellon MidCap Stock Initial Shares Subaccount

Net Assets as of December 31, 2020:	$1,190,838	$993,878	$1,147,666	$3,011,001

Investment Income:
Reinvested Dividends	8,218	-	14,885	21,081
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	8,218	-	14,885	21,081

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	77,111	97,924	21,334
Realized Gain (Loss) on Investments	71,796	87,492	35,453	70,973

Net Realized Capital Gains (Losses) on Investments	71,796	164,603	133,377	92,307
Net Change in Unrealized Appreciation (Depreciation)	233,368	103,997	205,324	626,977

Net Gain (Loss) on Investment	305,164	268,600	338,701	719,284

Net Increase (Decrease) in Net Assets Resulting from Operations	313,382	268,600	353,586	740,365

Increase (Decrease) in Net Assets from Contract Transactions	(116,749)	(88,839)	(43,555)	(496,869)

Total Increase (Decrease) in Net Assets	196,633	179,761	310,031	243,496

Net Assets as of December 31, 2021:	$1,387,471	$1,173,639	$1,457,697	$3,254,497

Investment Income:
Reinvested Dividends	14,455	-	17,948	11,610
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	14,455	-	17,948	11,610

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	214,185	215,227	78,910	391,626
Realized Gain (Loss) on Investments	18,092	17,323	42,183	262,802

Net Realized Capital Gains (Losses) on Investments	232,277	232,550	121,093	654,428
Net Change in Unrealized Appreciation (Depreciation)	(308,188)	(705,321)	(357,121)	(1,010,709)

Net Gain (Loss) on Investment	(75,911)	(472,771)	(236,028)	(356,281)

Net Increase (Decrease) in Net Assets Resulting from Operations	(61,456)	(472,771)	(218,080)	(344,671)

Increase (Decrease) in Net Assets from Contract Transactions	(17,453)	810,485	(52,650)	(1,386,610)

Total Increase (Decrease) in Net Assets	(78,909)	337,714	(270,730)	(1,731,281)

Net Assets as of December 31, 2022:	$1,308,562	$1,511,353	$1,186,967	$1,523,216

See Accompanying Notes.
(1) See Footnote 1	4

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BNY Mellon Sustainable U.S. Equity Initial Shares Subaccount	BNY Mellon VIF Appreciation Initial Shares Subaccount	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount	Fidelity® VIP Contrafund® Service Class 2 Subaccount

Net Assets as of December 31, 2020:	$256,603	$1,072,435	$1,187,247	$3,927,945

Investment Income:
Reinvested Dividends	1,932	5,301	1,426	1,173
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	1,932	5,301	1,426	1,173

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,680	111,320	-	540,772
Realized Gain (Loss) on Investments	26,563	11,133	58,863	230,499

Net Realized Capital Gains (Losses) on Investments	32,243	122,453	58,863	771,271
Net Change in Unrealized Appreciation (Depreciation)	21,329	161,251	130,134	263,971

Net Gain (Loss) on Investment	53,572	283,704	188,997	1,035,242

Net Increase (Decrease) in Net Assets Resulting from Operations	55,504	289,005	190,423	1,036,415

Increase (Decrease) in Net Assets from Contract Transactions	(102,406)	(17,930)	(99,214)	(337,951)

Total Increase (Decrease) in Net Assets	(46,902)	271,075	91,209	698,464

Net Assets as of December 31, 2021:	$209,701	$1,343,510	$1,278,456	$4,626,409

Investment Income:
Reinvested Dividends	914	7,608	-	9,606
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	914	7,608	-	9,606

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,519	330,188	225,730	180,301
Realized Gain (Loss) on Investments	926	(473)	13,821	99,675

Net Realized Capital Gains (Losses) on Investments	13,445	329,715	239,551	279,976
Net Change in Unrealized Appreciation (Depreciation)	(62,419)	(579,973)	(450,493)	(1,499,345)

Net Gain (Loss) on Investment	(48,974)	(250,258)	(210,942)	(1,219,369)

Net Increase (Decrease) in Net Assets Resulting from Operations	(48,060)	(242,650)	(210,942)	(1,209,763)

Increase (Decrease) in Net Assets from Contract Transactions	(988)	(8,110)	(23,981)	(160,666)

Total Increase (Decrease) in Net Assets	(49,048)	(250,760)	(234,923)	(1,370,429)

Net Assets as of December 31, 2022:	$160,653	$1,092,750	$1,043,533	$3,255,980

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount	Franklin Small Cap Value Class 2 Shares Subaccount	Franklin Small-Mid Cap Growth Class 2 Shares Subaccount

Net Assets as of December 31, 2020:	$1,088,361	$6,503,987	$2,893,818	$1,969,023

Investment Income:
Reinvested Dividends	21,105	71,788	30,951	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	21,105	71,788	30,951	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	144,791	52,880	81,956	220,572
Realized Gain (Loss) on Investments	7,259	548,221	66,981	66,278

Net Realized Capital Gains (Losses) on Investments	152,050	601,101	148,937	286,850
Net Change in Unrealized Appreciation (Depreciation)	94,097	1,069,667	547,377	(107,525)

Net Gain (Loss) on Investment	246,147	1,670,768	696,314	179,325

Net Increase (Decrease) in Net Assets Resulting from Operations	267,252	1,742,556	727,265	179,325

Increase (Decrease) in Net Assets from Contract Transactions	246	(731,091)	(435,132)	(333,417)

Total Increase (Decrease) in Net Assets	267,498	1,011,465	292,133	(154,092)

Net Assets as of December 31, 2021:	$1,355,859	$7,515,452	$3,185,951	$1,814,931

Investment Income:
Reinvested Dividends	21,715	70,303	17,621	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	21,715	70,303	17,621	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	43,440	50,206	332,532	536,153
Realized Gain (Loss) on Investments	13,545	613,312	206,892	(3,710)

Net Realized Capital Gains (Losses) on Investments	56,985	663,518	539,424	532,443
Net Change in Unrealized Appreciation (Depreciation)	(150,165)	(2,001,906)	(778,040)	(1,299,147)

Net Gain (Loss) on Investment	(93,180)	(1,338,388)	(238,616)	(766,704)

Net Increase (Decrease) in Net Assets Resulting from Operations	(71,465)	(1,268,085)	(220,995)	(766,704)

Increase (Decrease) in Net Assets from Contract Transactions	(42,387)	(969,572)	(1,211,250)	828,489

Total Increase (Decrease) in Net Assets	(113,852)	(2,237,657)	(1,432,245)	61,785

Net Assets as of December 31, 2022:	$1,242,007	$5,277,795	$1,753,706	$1,876,716

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Invesco V.I. High Yield Series I Shares Subaccount	Janus Henderson - Balanced Service Shares Subaccount	Janus Henderson - Global Research Service Shares Subaccount	MFS® Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$696,552	$1,194,524	$1,586,786	$1,254,355

Investment Income:
Reinvested Dividends	33,548	10,121	6,348	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	33,548	10,121	6,348	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	6,249	83,544	190,599
Realized Gain (Loss) on Investments	(191)	62,856	59,871	39,884

Net Realized Capital Gains (Losses) on Investments	(191)	69,105	143,415	230,483
Net Change in Unrealized Appreciation (Depreciation)	(2,939)	100,342	129,117	59,980

Net Gain (Loss) on Investment	(3,130)	169,447	272,532	290,463

Net Increase (Decrease) in Net Assets Resulting from Operations	30,418	179,568	278,880	290,463

Increase (Decrease) in Net Assets from Contract Transactions	(7,618)	(160,259)	(50,018)	(27,936)

Total Increase (Decrease) in Net Assets	22,800	19,309	228,862	262,527

Net Assets as of December 31, 2021:	$719,352	$1,213,833	$1,815,648	$1,516,882

Investment Income:
Reinvested Dividends	30,409	16,084	22,883	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	30,409	16,084	22,883	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	40,675	166,222	210,888
Realized Gain (Loss) on Investments	(3,835)	18,760	32,941	42,708

Net Realized Capital Gains (Losses) on Investments	(3,835)	59,435	199,163	253,596
Net Change in Unrealized Appreciation (Depreciation)	(95,288)	(320,849)	(578,978)	(887,525)

Net Gain (Loss) on Investment	(99,123)	(261,414)	(379,815)	(633,929)

Net Increase (Decrease) in Net Assets Resulting from Operations	(68,714)	(245,330)	(356,932)	(633,929)

Increase (Decrease) in Net Assets from Contract Transactions	(15,010)	370,514	(40,536)	744,995

Total Increase (Decrease) in Net Assets	(83,724)	125,184	(397,468)	111,066

Net Assets as of December 31, 2022:	$635,628	$1,339,017	$1,418,180	$1,627,948

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	MFS® Investors Trust Initial Class Subaccount	MFS® Research Initial Class Subaccount	MS VIF Core Plus Fixed Income Class I Shares Subaccount	MS VIF Emerging Markets Equity Class I Shares Subaccount

Net Assets as of December 31, 2020:	$493,105	$328,832	$785,140	$1,380,895

Investment Income:
Reinvested Dividends	3,589	2,009	30,112	12,152
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	3,589	2,009	30,112	12,152

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	18,047	21,048	49,909	-
Realized Gain (Loss) on Investments	42,673	5,814	4,813	18,236

Net Realized Capital Gains (Losses) on Investments	60,720	26,862	54,722	18,236
Net Change in Unrealized Appreciation (Depreciation)	64,702	51,453	(87,626)	9,141

Net Gain (Loss) on Investment	125,422	78,315	(32,904)	27,377

Net Increase (Decrease) in Net Assets Resulting from Operations	129,011	80,324	(2,792)	39,529

Increase (Decrease) in Net Assets from Contract Transactions	(64,979)	(4,015)	(47,000)	46,059

Total Increase (Decrease) in Net Assets	64,032	76,309	(49,792)	85,588

Net Assets as of December 31, 2021:	$557,137	$405,141	$735,348	$1,466,483

Investment Income:
Reinvested Dividends	3,244	1,598	32,257	5,127
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	3,244	1,598	32,257	5,127

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	62,192	41,716	14,402	123,820
Realized Gain (Loss) on Investments	5,218	17,278	(5,379)	1,431

Net Realized Capital Gains (Losses) on Investments	67,410	58,994	9,023	125,251
Net Change in Unrealized Appreciation (Depreciation)	(162,220)	(127,820)	(165,404)	(501,365)

Net Gain (Loss) on Investment	(94,810)	(68,826)	(156,381)	(376,114)

Net Increase (Decrease) in Net Assets Resulting from Operations	(91,566)	(67,228)	(124,124)	(370,987)

Increase (Decrease) in Net Assets from Contract Transactions	(10,473)	(27,726)	151,248	26,425

Total Increase (Decrease) in Net Assets	(102,039)	(94,954)	27,124	(344,562)

Net Assets as of December 31, 2022:	$455,098	$310,187	$762,472	$1,121,921

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	MS VIF Global Strategist Class I Shares Subaccount	PIMCO Real Return Administrative Class Subaccount	TA Aegon Bond Initial Class Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount

Net Assets as of December 31, 2020:	$1,900,901	$516,206	$1,705,348	$2,162,808

Investment Income:
Reinvested Dividends	30,232	26,156	27,235	50,999
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	30,232	26,156	27,235	50,999

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	55,191	-	107,636	-
Realized Gain (Loss) on Investments	44,036	176	1,503	49,265

Net Realized Capital Gains (Losses) on Investments	99,227	176	109,139	49,265
Net Change in Unrealized Appreciation (Depreciation)	24,375	2,691	(149,166)	375,518

Net Gain (Loss) on Investment	123,602	2,867	(40,027)	424,783

Net Increase (Decrease) in Net Assets Resulting from Operations	153,834	29,023	(12,792)	475,782

Increase (Decrease) in Net Assets from Contract Transactions	(386,008)	2,320	109,114	(109,692)

Total Increase (Decrease) in Net Assets	(232,174)	31,343	96,322	366,090

Net Assets as of December 31, 2021:	$1,668,727	$547,549	$1,801,670	$2,528,898

Investment Income:
Reinvested Dividends	-	45,077	43,697	48,942
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	45,077	43,697	48,942

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	160,199	-	-	79,414
Realized Gain (Loss) on Investments	3,602	(19,319)	(11,286)	32,178

Net Realized Capital Gains (Losses) on Investments	163,801	(19,319)	(11,286)	111,592
Net Change in Unrealized Appreciation (Depreciation)	(358,908)	(101,881)	(301,364)	(454,972)

Net Gain (Loss) on Investment	(195,107)	(121,200)	(312,650)	(343,380)

Net Increase (Decrease) in Net Assets Resulting from Operations	(195,107)	(76,123)	(268,953)	(294,438)

Increase (Decrease) in Net Assets from Contract Transactions	(608,521)	74,079	4,994	(34,535)

Total Increase (Decrease) in Net Assets	(803,628)	(2,044)	(263,959)	(328,973)

Net Assets as of December 31, 2022:	$865,099	$545,505	$1,537,711	$2,199,925

See Accompanying Notes.
(1) See Footnote 1	9

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Aegon U.S. Government Securities Initial Class Subaccount	TA BlackRock Global Real Estate Securities Initial Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA BlackRock iShares Edge 40 Initial Class Subaccount

Net Assets as of December 31, 2020:	$553,314	$781,687	$1,492,103	$145,068

Investment Income:
Reinvested Dividends	10,287	22,618	51	2,683
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	10,287	22,618	51	2,683

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	33,019	-	-	2,980
Realized Gain (Loss) on Investments	(6,315)	4,840	-	245

Net Realized Capital Gains (Losses) on Investments	26,704	4,840	-	3,225
Net Change in Unrealized Appreciation (Depreciation)	(48,872)	177,893	-	2,992

Net Gain (Loss) on Investment	(22,168)	182,733	-	6,217

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,881)	205,351	51	8,900

Increase (Decrease) in Net Assets from Contract Transactions	(64,813)	(1,779)	(117,869)	1,876

Total Increase (Decrease) in Net Assets	(76,694)	203,572	(117,818)	10,776

Net Assets as of December 31, 2021:	$476,620	$985,259	$1,374,285	$155,844

Investment Income:
Reinvested Dividends	4,981	28,435	20,223	2,469
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	4,981	28,435	20,223	2,469

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	5,373
Realized Gain (Loss) on Investments	(11,175)	(42)	-	(1,168)

Net Realized Capital Gains (Losses) on Investments	(11,175)	(42)	-	4,205
Net Change in Unrealized Appreciation (Depreciation)	(60,266)	(309,038)	-	(28,438)

Net Gain (Loss) on Investment	(71,441)	(309,080)	-	(24,233)

Net Increase (Decrease) in Net Assets Resulting from Operations	(66,460)	(280,645)	20,223	(21,764)

Increase (Decrease) in Net Assets from Contract Transactions	30,357	15,307	64,395	(10,001)

Total Increase (Decrease) in Net Assets	(36,103)	(265,338)	84,618	(31,765)

Net Assets as of December 31, 2022:	$440,517	$719,921	$1,458,903	$124,079

See Accompanying Notes.
(1) See Footnote 1	10

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Janus Mid-Cap Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount

Net Assets as of December 31, 2020:	$1,869,756	$173,611	$6,763,154	$770,028

Investment Income:
Reinvested Dividends	5,535	3,907	125,935	15,337
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	5,535	3,907	125,935	15,337

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	250,045	2,501	460,054	5,130
Realized Gain (Loss) on Investments	38,631	2,102	142,151	7,234

Net Realized Capital Gains (Losses) on Investments	288,676	4,603	602,205	12,364
Net Change in Unrealized Appreciation (Depreciation)	25,724	1,256	590,154	42,483

Net Gain (Loss) on Investment	314,400	5,859	1,192,359	54,847

Net Increase (Decrease) in Net Assets Resulting from Operations	319,935	9,766	1,318,294	70,184

Increase (Decrease) in Net Assets from Contract Transactions	(60,117)	(28,342)	283,856	(12,885)

Total Increase (Decrease) in Net Assets	259,818	(18,576)	1,602,150	57,299

Net Assets as of December 31, 2021:	$2,129,574	$155,035	$8,365,304	$827,327

Investment Income:
Reinvested Dividends	-	27,373	387,100	38,772
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	27,373	387,100	38,772

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	258,182	45,064	1,296,120	71,663
Realized Gain (Loss) on Investments	58,551	2,125	409,303	2,968

Net Realized Capital Gains (Losses) on Investments	316,733	47,189	1,705,423	74,631
Net Change in Unrealized Appreciation (Depreciation)	(665,830)	(133,340)	(3,966,780)	(246,012)

Net Gain (Loss) on Investment	(349,097)	(86,151)	(2,261,357)	(171,381)

Net Increase (Decrease) in Net Assets Resulting from Operations	(349,097)	(58,778)	(1,874,257)	(132,609)

Increase (Decrease) in Net Assets from Contract Transactions	(154,798)	369,726	(481,710)	(4,032)

Total Increase (Decrease) in Net Assets	(503,895)	310,948	(2,355,967)	(136,641)

Net Assets as of December 31, 2022:	$1,625,679	$465,983	$6,009,337	$690,686

See Accompanying Notes.
(1) See Footnote 1	11

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount	TA JPMorgan Mid Cap Value Initial Class Subaccount	TA JPMorgan Tactical Allocation Initial Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$5,667,987	$466,026	$2,029,150	$871,480

Investment Income:
Reinvested Dividends	133,125	3,493	31,997	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	133,125	3,493	31,997	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	152,804	7,225	105,023	231,896
Realized Gain (Loss) on Investments	112,804	7,899	64,907	42,145

Net Realized Capital Gains (Losses) on Investments	265,608	15,124	169,930	274,041
Net Change in Unrealized Appreciation (Depreciation)	387,367	113,656	(115,389)	(274,520)

Net Gain (Loss) on Investment	652,975	128,780	54,541	(479)

Net Increase (Decrease) in Net Assets Resulting from Operations	786,100	132,273	86,538	(479)

Increase (Decrease) in Net Assets from Contract Transactions	(229,950)	(122,103)	(352,158)	(56,734)

Total Increase (Decrease) in Net Assets	556,150	10,170	(265,620)	(57,213)

Net Assets as of December 31, 2021:	$6,224,137	$476,196	$1,763,530	$814,267

Investment Income:
Reinvested Dividends	281,476	3,567	25,235	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	281,476	3,567	25,235	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	719,101	79,880	143,073	622,753
Realized Gain (Loss) on Investments	52,764	(4,601)	4,077	(58,011)

Net Realized Capital Gains (Losses) on Investments	771,865	75,279	147,150	564,742
Net Change in Unrealized Appreciation (Depreciation)	(2,131,046)	(116,592)	(398,930)	(1,399,420)

Net Gain (Loss) on Investment	(1,359,181)	(41,313)	(251,780)	(834,678)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,077,705)	(37,746)	(226,545)	(834,678)

Increase (Decrease) in Net Assets from Contract Transactions	(294,732)	(24,574)	(309,814)	744,291

Total Increase (Decrease) in Net Assets	(1,372,437)	(62,320)	(536,359)	(90,387)

Net Assets as of December 31, 2022:	$4,851,700	$413,876	$1,227,171	$723,880

See Accompanying Notes.
(1) See Footnote 1	12

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Small/Mid Cap Value Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$1,615,049	$8,580,311

Investment Income:
Reinvested Dividends	12,059	7,189
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-

Net Investment Income (Loss)	12,059	7,189

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,328,688
Realized Gain (Loss) on Investments	17,928	312,569

Net Realized Capital Gains (Losses) on Investments	17,928	1,641,257
Net Change in Unrealized Appreciation (Depreciation)	414,212	69,440

Net Gain (Loss) on Investment	432,140	1,710,697

Net Increase (Decrease) in Net Assets Resulting from Operations	444,199	1,717,886

Increase (Decrease) in Net Assets from Contract Transactions	(107,722)	(538,949)

Total Increase (Decrease) in Net Assets	336,477	1,178,937

Net Assets as of December 31, 2021:	$1,951,526	$9,759,248

Investment Income:
Reinvested Dividends	10,852	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-

Net Investment Income (Loss)	10,852	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	279,015	1,269,329
Realized Gain (Loss) on Investments	6,627	134,215

Net Realized Capital Gains (Losses) on Investments	285,642	1,403,544
Net Change in Unrealized Appreciation (Depreciation)	(457,711)	(4,429,614)

Net Gain (Loss) on Investment	(172,069)	(3,026,070)

Net Increase (Decrease) in Net Assets Resulting from Operations	(161,217)	(3,026,070)

Increase (Decrease) in Net Assets from Contract Transactions	(72,138)	(261,267)

Total Increase (Decrease) in Net Assets	(233,355)	(3,287,337)

Net Assets as of December 31, 2022:	$1,718,171	$6,471,911

See Accompanying Notes.
(1) See Footnote 1	13

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Notes to Financial Statements

December 31, 2022

1. Organization

Transamerica Life Insurance Co Separate Account VUL-6 (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of TransAccumulator.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
The Alger Portfolios	The Alger Portfolios
Alger Growth & Income Class I-2 Shares	Alger Growth & Income Portfolio Class I-2 Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon MidCap Stock Initial Shares	BNY Mellon MidCap Stock Portfolio Initial Shares
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value Class 2 Shares	Franklin Small Cap Value Fund Class 2 Shares
Franklin Small-Mid Cap Growth Class 2 Shares	Franklin Small-Mid Cap Growth Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield fund Series I Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Balanced Service Shares	Janus Henderson - Balanced Portfolio Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Series Initial Class
MFS® Investors Trust Initial Class	MFS® Investors Trust Series Initial Class
MFS® Research Initial Class	MFS® Research Series Initial Class
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
MS VIF Core Plus Fixed Income Class I Shares	MS VIF Core Plus Fixed Income Portfolio Class I Shares
MS VIF Emerging Markets Equity Class I Shares	MS VIF Emerging Markets Equity Portfolio Class I Shares
MS VIF Global Strategist Class I Shares	MS VIF Global Strategist Portfolio Class I Shares
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
PIMCO Real Return Administrative Class	PIMCO Real Return Portfolio Administrative Class

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Mid Cap Value Initial Class	Transamerica JPMorgan Mid Cap Value VP Initial Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA Morgan Stanley Capital Growth Initial Class	November 1, 2019

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly
TA Aegon Bond Initial Class	TA PIMCO Total Return Initial Class

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable life separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

AB Growth and Income Class B Shares	$250,411	$39,224

AB Large Cap Growth Class B Shares	1,055,266	29,555

Alger Growth & Income Class I-2 Shares	114,329	70,122

BNY Mellon MidCap Stock Initial Shares	429,752	1,413,128

BNY Mellon Sustainable U.S. Equity Initial Shares	17,353	4,907

BNY Mellon VIF Appreciation Initial Shares	354,452	24,767

BNY Mellon VIF Opportunistic Small Cap Initial Shares	236,844	35,095

Fidelity® VIP Contrafund® Service Class 2	247,590	218,348

Fidelity® VIP Equity-Income Service Class 2	100,982	78,214

Fidelity® VIP Index 500 Service Class 2	307,679	1,156,743

Franklin Small Cap Value Class 2 Shares	396,594	1,257,691

Franklin Small-Mid Cap Growth Class 2 Shares	1,395,621	30,978

Invesco V.I. High Yield Series I Shares	50,235	34,837

Janus Henderson - Balanced Service Shares	492,660	65,387

Janus Henderson - Global Research Service Shares	225,504	76,936

MFS® Growth Initial Class	1,027,273	71,389

MFS® Investors Trust Initial Class	71,174	16,211

MFS® Research Initial Class	55,016	39,428

MS VIF Core Plus Fixed Income Class I Shares	238,015	40,109

MS VIF Emerging Markets Equity Class I Shares	201,124	45,752

MS VIF Global Strategist Class I Shares	202,514	650,836

PIMCO Real Return Administrative Class	295,201	176,036

TA Aegon Bond Initial Class	106,398	57,706

TA Aegon Sustainable Equity Income Initial Class	204,429	110,609

TA Aegon U.S. Government Securities Initial Class	74,140	38,802

TA BlackRock Global Real Estate Securities Initial Class	67,854	24,112

TA BlackRock Government Money Market Initial Class	148,209	63,586

TA BlackRock iShares Edge 40 Initial Class	11,317	13,477

TA Janus Mid-Cap Growth Initial Class	279,060	175,678

TA JPMorgan Asset Allocation - Conservative Initial Class	485,905	43,742

TA JPMorgan Asset Allocation - Growth Initial Class	2,287,653	1,086,140

TA JPMorgan Asset Allocation - Moderate Initial Class	128,367	21,965

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	1,120,351	414,508

TA JPMorgan Mid Cap Value Initial Class	88,900	30,027

TA JPMorgan Tactical Allocation Initial Class	211,276	352,781

TA Morgan Stanley Capital Growth Initial Class	1,394,481	27,437

TA Small/Mid Cap Value Initial Class	322,183	104,454

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales

TA WMC US Growth Initial Class	$1,410,336	$402,278

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Growth and Income Class B Shares	501	(908)	(407)	998	(3,979)	(2,981)

AB Large Cap Growth Class B Shares	13,616	(531)	13,085	739	(2,192)	(1,453)

Alger Growth & Income Class I-2 Shares	391	(1,635)	(1,244)	325	(1,401)	(1,076)

BNY Mellon MidCap Stock Initial Shares	557	(28,456)	(27,899)	550	(10,639)	(10,089)

BNY Mellon Sustainable U.S. Equity Initial Shares	89	(116)	(27)	89	(2,340)	(2,251)

BNY Mellon VIF Appreciation Initial Shares	342	(511)	(169)	443	(784)	(341)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	344	(1,078)	(734)	522	(3,364)	(2,842)

Fidelity® VIP Contrafund® Service Class 2	922	(3,409)	(2,487)	1,179	(5,998)	(4,819)

Fidelity® VIP Equity-Income Service Class 2	899	(1,960)	(1,061)	856	(862)	(6)

Fidelity® VIP Index 500 Service Class 2	3,636	(20,700)	(17,064)	1,429	(14,909)	(13,480)

Franklin Small Cap Value Class 2 Shares	939	(23,603)	(22,664)	823	(8,925)	(8,102)

Franklin Small-Mid Cap Growth Class 2 Shares	17,179	(679)	16,500	951	(6,660)	(5,709)

Invesco V.I. High Yield Series I Shares	1,251	(2,247)	(996)	1,723	(2,187)	(464)

Janus Henderson - Balanced Service Shares	8,927	(1,445)	7,482	887	(4,373)	(3,486)

Janus Henderson - Global Research Service Shares	1,218	(2,645)	(1,427)	1,594	(3,076)	(1,482)

MFS® Growth Initial Class	11,158	(1,104)	10,054	396	(776)	(380)

MFS® Investors Trust Initial Class	116	(329)	(213)	277	(1,466)	(1,189)

MFS® Research Initial Class	219	(704)	(485)	154	(237)	(83)

MS VIF Core Plus Fixed Income Class I Shares	8,679	(1,959)	6,720	1,246	(3,298)	(2,052)

MS VIF Emerging Markets Equity Class I Shares	1,727	(1,119)	608	2,071	(1,203)	868

MS VIF Global Strategist Class I Shares	1,499	(21,246)	(19,747)	1,168	(13,486)	(12,318)

PIMCO Real Return Administrative Class	13,022	(9,457)	3,565	2,035	(1,911)	124

TA Aegon Bond Initial Class	3,142	(2,960)	182	9,498	(4,404)	5,094

TA Aegon Sustainable Equity Income Initial Class	2,627	(3,864)	(1,237)	1,326	(5,049)	(3,723)

TA Aegon U.S. Government Securities Initial Class	4,095	(2,407)	1,688	2,124	(5,710)	(3,586)

TA BlackRock Global Real Estate Securities Initial Class	1,565	(997)	568	1,294	(1,341)	(47)

TA BlackRock Government Money Market Initial Class	102,702	(50,955)	51,747	43,628	(138,323)	(94,695)

TA BlackRock iShares Edge 40 Initial Class	164	(632)	(468)	200	(119)	81

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Janus Mid-Cap Growth Initial Class	482	(3,964)	(3,482)	645	(1,892)	(1,247)

TA JPMorgan Asset Allocation - Conservative Initial Class	17,773	(1,872)	15,901	171	(1,330)	(1,159)

TA JPMorgan Asset Allocation - Growth Initial Class	16,987	(32,146)	(15,159)	15,023	(8,157)	6,866

TA JPMorgan Asset Allocation - Moderate Initial Class	711	(861)	(150)	497	(959)	(462)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	4,136	(14,841)	(10,705)	4,535	(11,630)	(7,095)

TA JPMorgan Mid Cap Value Initial Class	127	(654)	(527)	405	(3,037)	(2,632)

TA JPMorgan Tactical Allocation Initial Class	1,884	(14,589)	(12,705)	1,941	(16,301)	(14,360)

TA Morgan Stanley Capital Growth Initial Class	44,432	(2,460)	41,972	784	(3,017)	(2,233)

TA Small/Mid Cap Value Initial Class	1,326	(4,358)	(3,032)	2,019	(6,617)	(4,598)

TA WMC US Growth Initial Class	2,211	(6,405)	(4,194)	1,213	(8,712)	(7,499)

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Growth and Income Class B Shares	$21,770	$(39,223)	$(17,453)	$40,796	$(157,545)	$(116,749)

AB Large Cap Growth Class B Shares	840,038	(29,553)	810,485	43,078	(131,917)	(88,839)

Alger Growth & Income Class I-2 Shares	17,471	(70,121)	(52,650)	13,959	(57,514)	(43,555)

BNY Mellon MidCap Stock Initial Shares	26,515	(1,413,125)	(1,386,610)	27,218	(524,087)	(496,869)

BNY Mellon Sustainable U.S. Equity Initial Shares	3,919	(4,907)	(988)	3,939	(106,345)	(102,406)

BNY Mellon VIF Appreciation Initial Shares	16,656	(24,766)	(8,110)	22,251	(40,181)	(17,930)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	11,114	(35,095)	(23,981)	18,428	(117,642)	(99,214)

Fidelity® VIP Contrafund® Service Class 2	57,682	(218,348)	(160,666)	81,983	(419,934)	(337,951)

Fidelity® VIP Equity-Income Service Class 2	35,827	(78,214)	(42,387)	32,950	(32,704)	246

Fidelity® VIP Index 500 Service Class 2	187,169	(1,156,741)	(969,572)	79,822	(810,913)	(731,091)

Franklin Small Cap Value Class 2 Shares	46,440	(1,257,690)	(1,211,250)	42,783	(477,915)	(435,132)

Franklin Small-Mid Cap Growth Class 2 Shares	859,468	(30,979)	828,489	59,035	(392,452)	(333,417)

Invesco V.I. High Yield Series I Shares	19,825	(34,835)	(15,010)	28,027	(35,645)	(7,618)

Janus Henderson - Balanced Service Shares	435,901	(65,387)	370,514	41,632	(201,891)	(160,259)

Janus Henderson - Global Research Service Shares	36,399	(76,935)	(40,536)	54,361	(104,379)	(50,018)

MFS® Growth Initial Class	816,384	(71,389)	744,995	29,642	(57,578)	(27,936)

MFS® Investors Trust Initial Class	5,737	(16,210)	(10,473)	13,854	(78,833)	(64,979)

MFS® Research Initial Class	11,701	(39,427)	(27,726)	8,729	(12,744)	(4,015)

MS VIF Core Plus Fixed Income Class I Shares	191,356	(40,108)	151,248	28,545	(75,545)	(47,000)

MS VIF Emerging Markets Equity Class I Shares	72,177	(45,752)	26,425	108,549	(62,490)	46,059

MS VIF Global Strategist Class I Shares	42,315	(650,836)	(608,521)	36,015	(422,023)	(386,008)

PIMCO Real Return Administrative Class	250,124	(176,045)	74,079	39,308	(36,988)	2,320

TA Aegon Bond Initial Class	62,701	(57,707)	4,994	205,782	(96,668)	109,114

TA Aegon Sustainable Equity Income Initial Class	76,073	(110,608)	(34,535)	38,616	(148,308)	(109,692)

TA Aegon U.S. Government Securities Initial Class	69,159	(38,802)	30,357	37,728	(102,541)	(64,813)

TA BlackRock Global Real Estate Securities Initial Class	39,420	(24,113)	15,307	34,389	(36,168)	(1,779)

TA BlackRock Government Money Market Initial Class	127,986	(63,591)	64,395	54,304	(172,173)	(117,869)

TA BlackRock iShares Edge 40 Initial Class	3,475	(13,476)	(10,001)	4,600	(2,724)	1,876

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Janus Mid-Cap Growth Initial Class	$20,878	$(175,676)	$(154,798)	$29,931	$(90,048)	$(60,117)

TA JPMorgan Asset Allocation - Conservative Initial Class	413,468	(43,742)	369,726	4,192	(32,534)	(28,342)

TA JPMorgan Asset Allocation - Growth Initial Class	604,432	(1,086,142)	(481,710)	582,310	(298,454)	283,856

TA JPMorgan Asset Allocation - Moderate Initial Class	17,933	(21,965)	(4,032)	13,868	(26,753)	(12,885)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	119,774	(414,506)	(294,732)	141,454	(371,404)	(229,950)

TA JPMorgan Mid Cap Value Initial Class	5,452	(30,026)	(24,574)	16,694	(138,797)	(122,103)

TA JPMorgan Tactical Allocation Initial Class	42,967	(352,781)	(309,814)	48,108	(400,266)	(352,158)

TA Morgan Stanley Capital Growth Initial Class	771,728	(27,437)	744,291	19,214	(75,948)	(56,734)

TA Small/Mid Cap Value Initial Class	32,317	(104,455)	(72,138)	47,656	(155,378)	(107,722)

TA WMC US Growth Initial Class	141,007	(402,274)	(261,267)	84,001	(622,950)	(538,949)

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Growth and Income Class B Shares
12/31/2022	30,261	$43.24	to	$43.24	$1,308,562	1.11%	0.00%	to	0.00%	(4.42	) %	to	(4.42	) %
12/31/2021	30,668	45.24	to	45.24	1,387,471	0.63	0.00	to	0.00	27.84		to	27.84
12/30/2020	33,649	35.39	to	35.39	1,190,838	1.38	0.00	to	0.00	2.47		to	2.47
12/31/2019	31,731	34.54	to	34.54	1,095,837	1.03	0.00	to	0.00	23.61		to	23.61
12/31/2018	32,593	27.94	to	27.94	910,632	0.75	0.00	to	0.00	(5.84)		to	(5.84)
AB Large Cap Growth Class B Shares
12/31/2022	29,323	51.54	to	51.54	1,511,353	-	0.00	to	0.00	(28.69)		to	(28.69)
12/31/2021	16,238	72.28	to	72.28	1,173,639	-	0.00	to	0.00	28.65		to	28.65
12/30/2020	17,691	56.18	to	56.18	993,878	-	0.00	to	0.00	35.15		to	35.15
12/31/2019	18,940	41.57	to	41.57	787,317	-	0.00	to	0.00	34.36		to	34.36
12/31/2018	19,149	30.94	to	30.94	592,445	-	0.00	to	0.00	2.32		to	2.32
Alger Growth & Income Class I-2 Shares
12/31/2022	28,183	42.12	to	42.12	1,186,967	1.42	0.00	to	0.00	(14.98)		to	(14.98)
12/31/2021	29,427	49.54	to	49.54	1,457,697	1.15	0.00	to	0.00	31.66		to	31.66
12/30/2020	30,503	37.62	to	37.62	1,147,666	1.40	0.00	to	0.00	14.88		to	14.88
12/31/2019	31,794	32.75	to	32.75	1,041,307	1.61	0.00	to	0.00	29.47		to	29.47
12/31/2018	32,603	25.30	to	25.30	824,733	1.67	0.00	to	0.00	(4.61)		to	(4.61)
BNY Mellon MidCap Stock Initial Shares
12/31/2022	33,379	45.63	to	45.63	1,523,216	0.66	0.00	to	0.00	(14.08)		to	(14.08)
12/31/2021	61,278	53.11	to	53.11	3,254,497	0.66	0.00	to	0.00	25.88		to	25.88
12/30/2020	71,367	42.19	to	42.19	3,011,001	0.81	0.00	to	0.00	8.11		to	8.11
12/31/2019	57,858	39.03	to	39.03	2,258,009	0.65	0.00	to	0.00	20.18		to	20.18
12/31/2018	91,075	32.47	to	32.47	2,957,440	0.57	0.00	to	0.00	(15.49)		to	(15.49)
BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2022	4,037	39.80	to	39.80	160,653	0.52	0.00	to	0.00	(22.87)		to	(22.87)
12/31/2021	4,064	51.60	to	51.60	209,701	0.79	0.00	to	0.00	27.00		to	27.00
12/30/2020	6,315	40.63	to	40.63	256,603	1.07	0.00	to	0.00	24.14		to	24.14
12/31/2019	5,581	32.73	to	32.73	182,668	1.45	0.00	to	0.00	34.36		to	34.36
12/31/2018	5,803	24.36	to	24.36	141,362	1.73	0.00	to	0.00	(4.40)		to	(4.40)
BNY Mellon VIF Appreciation Initial Shares
12/31/2022	22,923	47.67	to	47.67	1,092,750	0.67	0.00	to	0.00	(18.06)		to	(18.06)
12/31/2021	23,092	58.18	to	58.18	1,343,510	0.44	0.00	to	0.00	27.13		to	27.13
12/30/2020	23,433	45.77	to	45.77	1,072,435	0.80	0.00	to	0.00	23.69		to	23.69
12/31/2019	26,164	37.00	to	37.00	968,078	1.16	0.00	to	0.00	36.10		to	36.10
12/31/2018	27,009	27.19	to	27.19	734,296	1.26	0.00	to	0.00	(6.85)		to	(6.85)
BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2022	34,127	30.58	to	30.58	1,043,533	-	0.00	to	0.00	(16.62)		to	(16.62)
12/31/2021	34,861	36.67	to	36.67	1,278,456	0.11	0.00	to	0.00	16.46		to	16.46
12/30/2020	37,703	31.49	to	31.49	1,187,247	0.65	0.00	to	0.00	19.89		to	19.89
12/31/2019	38,977	26.26	to	26.26	1,023,725	-	0.00	to	0.00	21.78		to	21.78
12/31/2018	41,149	21.57	to	21.57	887,495	-	0.00	to	0.00	(19.08)		to	(19.08)
Fidelity® VIP Contrafund® Service Class 2
12/31/2022	55,857	58.29	to	58.29	3,255,980	0.27	0.00	to	0.00	(26.49)		to	(26.49)
12/31/2021	58,344	79.30	to	79.30	4,626,409	0.03	0.00	to	0.00	27.51		to	27.51
12/30/2020	63,163	62.19	to	62.19	3,927,945	0.08	0.00	to	0.00	30.23		to	30.23
12/31/2019	69,478	47.75	to	47.75	3,317,601	0.22	0.00	to	0.00	31.27		to	31.27
12/31/2018	74,632	36.37	to	36.37	2,714,695	0.43	0.00	to	0.00	(6.64)		to	(6.64)

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity® VIP Equity-Income Service Class 2
12/31/2022	30,825	$40.29	to	$40.29	$1,242,007	1.72%	0.00%	to	0.00%	(5.24	) %	to	(5.24	) %
12/31/2021	31,886	42.52	to	42.52	1,355,859	1.69	0.00	to	0.00	24.60		to	24.60
12/30/2020	31,892	34.13	to	34.13	1,088,361	1.63	0.00	to	0.00	6.44		to	6.44
12/31/2019	32,552	32.06	to	32.06	1,043,645	1.83	0.00	to	0.00	27.11		to	27.11
12/31/2018	34,300	25.22	to	25.22	865,167	1.96	0.00	to	0.00	(8.54)		to	(8.54)
Fidelity® VIP Index 500 Service Class 2
12/31/2022	105,530	50.01	to	50.01	5,277,795	1.23	0.00	to	0.00	(18.42)		to	(18.42)
12/31/2021	122,594	61.30	to	61.30	7,515,452	1.02	0.00	to	0.00	28.26		to	28.26
12/30/2020	136,074	47.80	to	47.80	6,503,987	1.54	0.00	to	0.00	17.95		to	17.95
12/31/2019	125,668	40.52	to	40.52	5,092,676	1.79	0.00	to	0.00	31.02		to	31.02
12/31/2018	163,515	30.93	to	30.93	5,057,587	1.55	0.00	to	0.00	(4.73)		to	(4.73)
Franklin Small Cap Value Class 2 Shares
12/31/2022	35,754	49.05	to	49.05	1,753,706	0.91	0.00	to	0.00	(10.06)		to	(10.06)
12/31/2021	58,418	54.54	to	54.54	3,185,951	0.97	0.00	to	0.00	25.37		to	25.37
12/30/2020	66,520	43.50	to	43.50	2,893,818	1.48	0.00	to	0.00	5.19		to	5.19
12/31/2019	57,038	41.36	to	41.36	2,358,927	1.06	0.00	to	0.00	26.35		to	26.35
12/31/2018	88,798	32.73	to	32.73	2,906,591	0.88	0.00	to	0.00	(12.88)		to	(12.88)
Franklin Small-Mid Cap Growth Class 2 Shares
12/31/2022	45,993	40.80	to	40.80	1,876,716	-	0.00	to	0.00	(33.69)		to	(33.69)
12/31/2021	29,493	61.54	to	61.54	1,814,931	-	0.00	to	0.00	10.01		to	10.01
12/30/2020	35,202	55.94	to	55.94	1,969,023	-	0.00	to	0.00	55.09		to	55.09
12/31/2019	36,719	36.07	to	36.07	1,324,311	-	0.00	to	0.00	31.44		to	31.44
12/31/2018	43,450	27.44	to	27.44	1,192,270	-	0.00	to	0.00	(5.37)		to	(5.37)
Invesco V.I. High Yield Series I Shares
12/31/2022	42,216	15.06	to	15.06	635,628	4.65	0.00	to	0.00	(9.55)		to	(9.55)
12/31/2021	43,212	16.65	to	16.65	719,352	4.73	0.00	to	0.00	4.38		to	4.38
12/30/2020	43,676	15.95	to	15.95	696,552	5.99	0.00	to	0.00	3.32		to	3.32
12/31/2019	44,503	15.44	to	15.44	686,955	5.80	0.00	to	0.00	13.51		to	13.51
12/31/2018	46,091	13.60	to	13.60	626,791	5.06	0.00	to	0.00	(3.35)		to	(3.35)
Janus Henderson - Balanced Service Shares
12/31/2022	30,646	43.69	to	43.69	1,339,017	1.17	0.00	to	0.00	(16.62)		to	(16.62)
12/31/2021	23,164	52.40	to	52.40	1,213,833	0.87	0.00	to	0.00	16.91		to	16.91
12/30/2020	26,650	44.82	to	44.82	1,194,524	2.09	0.00	to	0.00	14.03		to	14.03
12/31/2019	30,814	39.31	to	39.31	1,211,212	1.66	0.00	to	0.00	22.27		to	22.27
12/31/2018	36,714	32.15	to	32.15	1,180,260	1.79	0.00	to	0.00	0.43		to	0.43
Janus Henderson - Global Research Service Shares
12/31/2022	48,852	29.03	to	29.03	1,418,180	1.50	0.00	to	0.00	(19.61)		to	(19.61)
12/31/2021	50,279	36.11	to	36.11	1,815,648	0.37	0.00	to	0.00	17.80		to	17.80
12/30/2020	51,761	30.66	to	30.66	1,586,786	0.65	0.00	to	0.00	19.76		to	19.76
12/31/2019	50,173	25.60	to	25.60	1,284,286	0.87	0.00	to	0.00	28.71		to	28.71
12/31/2018	53,037	19.89	to	19.89	1,054,743	0.97	0.00	to	0.00	(7.08)		to	(7.08)
MFS® Growth Initial Class
12/31/2022	27,698	58.77	to	58.77	1,627,948	-	0.00	to	0.00	(31.63)		to	(31.63)
12/31/2021	17,644	85.97	to	85.97	1,516,882	-	0.00	to	0.00	23.53		to	23.53
12/30/2020	18,024	69.59	to	69.59	1,254,355	-	0.00	to	0.00	31.86		to	31.86
12/31/2019	19,357	52.78	to	52.78	1,021,657	-	0.00	to	0.00	38.15		to	38.15
12/31/2018	19,499	38.21	to	38.21	744,978	0.09	0.00	to	0.00	2.67		to	2.67
MFS® Investors Trust Initial Class
12/31/2022	9,507	47.87	to	47.87	455,098	0.68	0.00	to	0.00	(16.49)		to	(16.49)
12/31/2021	9,720	57.32	to	57.32	557,137	0.65	0.00	to	0.00	26.81		to	26.81
12/30/2020	10,909	45.20	to	45.20	493,105	0.64	0.00	to	0.00	13.87		to	13.87
12/31/2019	11,414	39.70	to	39.70	453,076	0.70	0.00	to	0.00	31.58		to	31.58
12/31/2018	11,918	30.17	to	30.17	359,539	0.64	0.00	to	0.00	(5.49)		to	(5.49)

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

MFS® Research Initial Class
12/31/2022	5,962	$52.03	to	$52.03	$310,187	0.48%	0.00%	to	0.00%	(17.21	) %	to	(17.21	) %
12/31/2021	6,447	62.84	to	62.84	405,141	0.55	0.00	to	0.00	24.80		to	24.80
12/30/2020	6,530	50.36	to	50.36	328,832	0.74	0.00	to	0.00	16.59		to	16.59
12/31/2019	6,935	43.19	to	43.19	299,494	0.79	0.00	to	0.00	32.95		to	32.95
12/31/2018	6,920	32.49	to	32.49	224,787	0.70	0.00	to	0.00	(4.37)		to	(4.37)
MS VIF Core Plus Fixed Income Class I Shares
12/31/2022	38,668	19.72	to	19.72	762,472	4.07	0.00	to	0.00	(14.33)		to	(14.33)
12/31/2021	31,948	23.02	to	23.02	735,348	3.97	0.00	to	0.00	(0.32)		to	(0.32)
12/30/2020	34,000	23.09	to	23.09	785,140	2.87	0.00	to	0.00	7.80		to	7.80
12/31/2019	35,402	21.42	to	21.42	758,360	3.34	0.00	to	0.00	10.88		to	10.88
12/31/2018	55,773	19.32	to	19.32	1,077,513	2.58	0.00	to	0.00	(0.65)		to	(0.65)
MS VIF Emerging Markets Equity Class I Shares
12/31/2022	29,315	38.27	to	38.27	1,121,921	0.43	0.00	to	0.00	(25.08)		to	(25.08)
12/31/2021	28,707	51.08	to	51.08	1,466,483	0.83	0.00	to	0.00	2.99		to	2.99
12/30/2020	27,839	49.60	to	49.60	1,380,895	1.39	0.00	to	0.00	14.44		to	14.44
12/31/2019	29,683	43.34	to	43.34	1,286,572	1.08	0.00	to	0.00	19.59		to	19.59
12/31/2018	31,091	36.24	to	36.24	1,126,899	0.46	0.00	to	0.00	(17.47)		to	(17.47)
MS VIF Global Strategist Class I Shares
12/31/2022	32,795	26.38	to	26.38	865,099	-	0.00	to	0.00	(16.94)		to	(16.94)
12/31/2021	52,542	31.76	to	31.76	1,668,727	1.71	0.00	to	0.00	8.37		to	8.37
12/30/2020	64,860	29.31	to	29.31	1,900,901	1.47	0.00	to	0.00	10.92		to	10.92
12/31/2019	53,201	26.42	to	26.42	1,405,740	1.92	0.00	to	0.00	17.77		to	17.77
12/31/2018	87,091	22.44	to	22.44	1,954,001	1.15	0.00	to	0.00	(6.50)		to	(6.50)
PIMCO Real Return Administrative Class
12/31/2022	30,801	17.71	to	17.71	545,505	7.21	0.00	to	0.00	(11.90)		to	(11.90)
12/31/2021	27,236	20.10	to	20.10	547,549	4.97	0.00	to	0.00	5.59		to	5.59
12/30/2020	27,112	19.04	to	19.04	516,206	1.43	0.00	to	0.00	11.71		to	11.71
12/31/2019	25,961	17.04	to	17.04	442,473	1.66	0.00	to	0.00	8.44		to	8.44
12/31/2018	26,570	15.72	to	15.72	417,611	2.47	0.00	to	0.00	(2.21)		to	(2.21)
TA Aegon Bond Initial Class
12/31/2022	82,702	18.59	to	18.59	1,537,711	2.68	0.00	to	0.00	(14.84)		to	(14.84)
12/31/2021	82,520	21.83	to	21.83	1,801,670	1.58	0.00	to	0.00	(0.87)		to	(0.87)
12/30/2020	77,426	22.03	to	22.03	1,705,348	4.27	0.00	to	0.00	7.68		to	7.68
12/31/2019	76,232	20.45	to	20.45	1,559,247	2.48	0.00	to	0.00	8.41		to	8.41
12/31/2018	78,080	18.87	to	18.87	1,473,095	2.53	0.00	to	0.00	(0.65)		to	(0.65)
TA Aegon Sustainable Equity Income Initial Class
12/31/2022	77,971	28.21	to	28.21	2,199,925	2.20	0.00	to	0.00	(11.63)		to	(11.63)
12/31/2021	79,208	31.93	to	31.93	2,528,898	2.13	0.00	to	0.00	22.42		to	22.42
12/30/2020	82,931	26.08	to	26.08	2,162,808	3.08	0.00	to	0.00	(7.35)		to	(7.35)
12/31/2019	88,602	28.15	to	28.15	2,494,072	2.43	0.00	to	0.00	23.91		to	23.91
12/31/2018	103,352	22.72	to	22.72	2,347,931	2.16	0.00	to	0.00	(11.50)		to	(11.50)
TA Aegon U.S. Government Securities Initial Class
12/31/2022	28,612	15.40	to	15.40	440,517	1.07	0.00	to	0.00	(13.03)		to	(13.03)
12/31/2021	26,924	17.70	to	17.70	476,620	2.16	0.00	to	0.00	(2.39)		to	(2.39)
12/30/2020	30,510	18.14	to	18.14	553,314	1.78	0.00	to	0.00	8.97		to	8.97
12/31/2019	28,159	16.64	to	16.64	468,623	2.03	0.00	to	0.00	6.60		to	6.60
12/31/2018	33,001	15.61	to	15.61	515,193	3.05	0.00	to	0.00	0.26		to	0.26
TA BlackRock Global Real Estate Securities Initial Class
12/31/2022	32,971	21.83	to	21.83	719,921	3.47	0.00	to	0.00	(28.19)		to	(28.19)
12/31/2021	32,403	30.41	to	30.41	985,259	2.52	0.00	to	0.00	26.22		to	26.22
12/30/2020	32,450	24.09	to	24.09	781,687	12.39	0.00	to	0.00	(0.31)		to	(0.31)
12/31/2019	35,450	24.17	to	24.17	856,651	0.83	0.00	to	0.00	25.19		to	25.19
12/31/2018	45,107	19.30	to	19.30	870,697	8.75	0.00	to	0.00	(10.09)		to	(10.09)

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock Government Money Market Initial Class
12/31/2022	1,155,804	$1.26	to	$1.26	$1,458,903	1.41%	0.00%	to	0.00%	1.40%	to	1.40%
12/31/2021	1,104,057	1.24	to	1.24	1,374,285	0.00	0.00	to	0.00	0.00	to	0.00
12/30/2020	1,198,752	1.24	to	1.24	1,492,103	0.29	0.00	to	0.00	0.29	to	0.29
12/31/2019	1,268,098	1.24	to	1.24	1,573,909	1.96	0.00	to	0.00	1.97	to	1.97
12/31/2018	1,384,293	1.22	to	1.22	1,684,892	1.80	0.00	to	0.00	1.81	to	1.81
TA BlackRock iShares Edge 40 Initial Class
12/31/2022	6,079	20.41	to	20.41	124,079	1.83	0.00	to	0.00	(14.24)	to	(14.24)
12/31/2021	6,547	23.80	to	23.80	155,844	1.78	0.00	to	0.00	6.09	to	6.09
12/30/2020	6,466	22.44	to	22.44	145,068	2.45	0.00	to	0.00	9.65	to	9.65
12/31/2019	6,402	20.46	to	20.46	131,000	2.22	0.00	to	0.00	15.31	to	15.31
12/31/2018	6,458	17.75	to	17.75	114,599	1.97	0.00	to	0.00	(4.14)	to	(4.14)
TA Janus Mid-Cap Growth Initial Class
12/31/2022	38,264	42.49	to	42.49	1,625,679	-	0.00	to	0.00	(16.72)	to	(16.72)
12/31/2021	41,746	51.01	to	51.01	2,129,574	0.27	0.00	to	0.00	17.30	to	17.30
12/30/2020	42,993	43.49	to	43.49	1,869,756	0.23	0.00	to	0.00	19.20	to	19.20
12/31/2019	45,215	36.48	to	36.48	1,649,621	0.07	0.00	to	0.00	36.71	to	36.71
12/31/2018	46,849	26.69	to	26.69	1,250,273	0.06	0.00	to	0.00	(1.22)	to	(1.22)
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2022	22,134	21.05	to	21.05	465,983	6.76	0.00	to	0.00	(15.35)	to	(15.35)
12/31/2021	6,233	24.87	to	24.87	155,035	2.35	0.00	to	0.00	5.90	to	5.90
12/30/2020	7,392	23.49	to	23.49	173,611	2.54	0.00	to	0.00	11.47	to	11.47
12/31/2019	7,820	21.07	to	21.07	164,752	2.75	0.00	to	0.00	13.90	to	13.90
12/31/2018	15,259	18.50	to	18.50	282,261	1.76	0.00	to	0.00	(3.98)	to	(3.98)
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2022	194,604	30.88	to	30.88	6,009,337	5.80	0.00	to	0.00	(22.57)	to	(22.57)
12/31/2021	209,763	39.88	to	39.88	8,365,304	1.65	0.00	to	0.00	19.64	to	19.64
12/30/2020	202,897	33.33	to	33.33	6,763,154	1.62	0.00	to	0.00	24.74	to	24.74
12/31/2019	241,764	26.72	to	26.72	6,460,510	1.73	0.00	to	0.00	26.05	to	26.05
12/31/2018	251,764	21.20	to	21.20	5,337,331	1.85	0.00	to	0.00	(10.39)	to	(10.39)
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2022	28,405	24.32	to	24.32	690,686	5.34	0.00	to	0.00	(16.08)	to	(16.08)
12/31/2021	28,555	28.97	to	28.97	827,327	1.90	0.00	to	0.00	9.18	to	9.18
12/30/2020	29,017	26.54	to	26.54	770,028	2.17	0.00	to	0.00	12.60	to	12.60
12/31/2019	30,730	23.57	to	23.57	724,210	2.17	0.00	to	0.00	16.42	to	16.42
12/31/2018	33,291	20.24	to	20.24	673,903	1.76	0.00	to	0.00	(5.13)	to	(5.13)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2022	177,694	27.30	to	27.30	4,851,700	5.33	0.00	to	0.00	(17.35)	to	(17.35)
12/31/2021	188,399	33.04	to	33.04	6,224,137	2.18	0.00	to	0.00	13.95	to	13.95
12/30/2020	195,494	28.99	to	28.99	5,667,987	2.06	0.00	to	0.00	15.07	to	15.07
12/31/2019	198,285	25.20	to	25.20	4,996,162	2.14	0.00	to	0.00	20.01	to	20.01
12/31/2018	218,120	21.00	to	21.00	4,579,576	1.88	0.00	to	0.00	(7.07)	to	(7.07)
TA JPMorgan Mid Cap Value Initial Class
12/31/2022	9,433	43.88	to	43.88	413,876	0.83	0.00	to	0.00	(8.23)	to	(8.23)
12/31/2021	9,960	47.81	to	47.81	476,196	0.71	0.00	to	0.00	29.19	to	29.19
12/30/2020	12,592	37.01	to	37.01	466,026	1.25	0.00	to	0.00	1.35	to	1.35
12/31/2019	13,043	36.52	to	36.52	476,285	1.37	0.00	to	0.00	26.21	to	26.21
12/31/2018	14,509	28.93	to	28.93	419,811	0.88	0.00	to	0.00	(11.81)	to	(11.81)
TA JPMorgan Tactical Allocation Initial Class
12/31/2022	56,641	21.67	to	21.67	1,227,171	1.91	0.00	to	0.00	(14.81)	to	(14.81)
12/31/2021	69,346	25.43	to	25.43	1,763,530	1.74	0.00	to	0.00	4.91	to	4.91
12/30/2020	83,706	24.24	to	24.24	2,029,150	2.43	0.00	to	0.00	12.36	to	12.36
12/31/2019	68,938	21.57	to	21.57	1,487,267	2.44	0.00	to	0.00	12.18	to	12.18
12/31/2018	106,317	19.23	to	19.23	2,044,699	2.26	0.00	to	0.00	(2.94)	to	(2.94)

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Morgan Stanley Capital Growth Initial Class
12/31/2022	76,554	$9.46	to	$9.46	$723,880	-%	0.00%	to	0.00%	(59.84	) %	to	(59.84	) %
12/31/2021	34,582	23.55	to	23.55	814,267	-	0.00	to	0.00	(0.53)		to	(0.53)
12/30/2020	36,815	23.67	to	23.67	871,480	-	0.00	to	0.00	117.87		to	117.87
12/31/2019(1)	36,678	10.87	to	10.87	398,512	-	0.00	to	0.00	-		to	-
TA Small/Mid Cap Value Initial Class
12/31/2022	73,183	23.48	to	23.48	1,718,171	0.60	0.00	to	0.00	(8.31)		to	(8.31)
12/31/2021	76,215	25.61	to	25.61	1,951,526	0.65	0.00	to	0.00	28.12		to	28.12
12/30/2020	80,813	19.98	to	19.98	1,615,049	1.21	0.00	to	0.00	4.04		to	4.04
12/31/2019	85,954	19.21	to	19.21	1,651,090	0.98	0.00	to	0.00	25.28		to	25.28
12/31/2018	88,563	15.33	to	15.33	1,357,927	0.90	0.00	to	0.00	(11.46)		to	(11.46)
TA WMC US Growth Initial Class
12/31/2022	118,972	54.40	to	54.40	6,471,911	-	0.00	to	0.00	(31.35)		to	(31.35)
12/31/2021	123,166	79.24	to	79.24	9,759,248	0.08	0.00	to	0.00	20.67		to	20.67
12/30/2020	130,665	65.67	to	65.67	8,580,311	0.11	0.00	to	0.00	37.30		to	37.30
12/31/2019	137,019	47.83	to	47.83	6,553,383	0.13	0.00	to	0.00	40.05		to	40.05
12/31/2018	141,965	34.15	to	34.15	4,848,372	0.48	0.00	to	0.00	0.21		to	0.21

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

A monthly charge is assessed on each monthly policy date against the accumulation value of the subaccounts of the base policy and for each policy layer. This rate varies by the length of time the policy has been in force. The monthly rate is 1/12 of the annual rate. For policy years one through 10, the annual rate is 0.65%. The annual rate currently charged during policy years 11 through 20 is 0.15%, and for policy years 21 and later, 0.00%. However, any rate not in excess of the maximum guaranteed mortality and expense risk charge may be charged. The maximum guaranteed mortality and expense risk charge on an annual basis is 0.65% during policy years one through 10, 0.40% in policy years 11 through 20, and 0.25% in policy years 21 and later.

An administrative charge is deducted by TLIC prior to allocation of policyowner payments to the subaccounts, which is equal to 7.6% of the premium payments allocated to basic coverage, up to target amounts, during policy or layer years 1-10; and 3.6% of premium payments allocated to basic coverage in excess of target amounts during policy or layer years 1-10 and on all amounts allocated to basic coverage during policy or layer years 11 and later.

Currently, all premiums allocated to supplemental coverage are subject to an administrative charge equal to 3.6% of the premium payment. TLIC may assess an administrative charge of up to 8.6% of premium payments allocated to supplemental coverage, up to target amounts, during the first ten rider or rider layer years. The first 18 transfers in a policy year are free. TLIC may impose a charge of up to $25 for each transfer in excess of 18 transfers during a policy year, but currently TLIC does not impose such fee.

Surrender charges may also apply to partial withdrawals, full surrenders, and decreases in face amount of insurance. Under all forms of the policy, monthly charges against policy cash values are made to compensate TLIC for costs of insurance provided. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable life contracts.

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-6

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.